RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 18:            RELATED PARTY TRANSACTIONS

In the ordinary course of business, the Bank has granted loans to executive officers and directors and their affiliates.  Annual activity consisted of the following:

	Year ended December 31,
	2011	2010	2009

Balance, beginning of year	$5,982,120	$6,829,498	$6,800,439
New Loans	650,095	-	688,200
Repayments	(837,319)	(847,378)	(659,141)

Balance, end of year	$5,794,896	$5,982,120	$6,829,498

 In management's opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms as those prevailing at the time for comparable transactions with other persons.  Further, in management's opinion, these loans did not involve more than normal risk of collectability or present other unfavorable features.